Organization and Nature of Operations (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Jul. 15, 2024	Jul. 10, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split	1-for-10	1-for-10 reverse stock split
Common stock, par value		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Accumulated deficit			$ 126,701		$ 121,715	$ 99,572
Net cash used in operating activities			7,131	$ 3,831	19,694	26,983
Cash			10,561	$ 1,143	9,591	$ 1,949
Restricted cash			$ 200		200
Cash					$ 9,600